Operations (Details 2) - Brasil Agro [Member] - BRL (R$) R$ in Thousands	5 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Statement Line Items [Line Items]
Net revenue	R$ 19,194	R$ 27,949
Net income for the period	R$ 1
Loss for the year		R$ (64,305)